DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2022 USD ($) GWh MMBTU	Dec. 31, 2021 USD ($) MMBTU GWh
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 50,361	$ 63,083
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	60,600	55,899
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 1,942	$ 4,448
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	69,902	35,156
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	128,381,000	246,375,000